U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.   Name and Address of issuer:

     First Investors Series Fund II, Inc.
     95 Wall Street
     New York, NY  10005

2.   Name of each series or class of funds for which this notice is filed:

     Class A and Class B shares of the following series:
     Growth & Income Fund
     Made In The U.S.A. Fund
     Utilities Income Fund

3.   Investment Company Act File Number:  811-6618

     Securities Act File Number:  33-46924


4.   Last day of fiscal year for which this notice is filed:

     October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                      [  ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                    Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

          Number:        9,443,364
          Sale Price:    $63,699,017

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:        9,443,364
          Sale Price:    $63,699,017

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                    Not Applicable

12.  Calculation of registration fee:





(i)  Aggregate sale price of securities sold
     during the fiscal year in reliance on rule
     24f-2 (from item 10):  $  63,699,017



(ii) Aggregate price of shares issued in connection with dividend reinvestment plans
     (from item 11, if applicable):  +  -0-



(iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year (if
          applicable):  $  22,451,515



(iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to rule
     24e-2 (if applicable):  +         -0-



(v)  Net aggregate price of securities sold and
     issued during the fiscal year in reliance on
     rule 24f-2 (line (i), plus line (ii), less
     line (iii), plus line (iv) (if applicable): $  41,247,502



(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/50 of 1%



(vii)     Fee due [line (i) or line (v) multiplied by
          line (vi)]:  $  8,249.50



Instruction:   issuers should complete lines, (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                     [ x ]

      Date of mailing or wire transfer or filing fees to the Commission's lockbox depository:

               November 14, 1995


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.




                              By /s/C. Durso
                                 C. Durso, Vice President and Secretary



Date: November 14, 1995

KIRKPATRICK & LOCKHART LLP
SOUTH LOBBY - 9TH FLOOR
1800 M STREET, N.W.
WASHINGTON, D.C. 20036-5891

                          November 14, 1995



First Investors Series Fund II, Inc.
95 Wall Street
New York, New York 10005

      Re:  Rule 24f-2 Notice

Ladies and Gentlemen:

      First Investors Series Fund II, Inc. ("Fund") is a corporation organized under the laws of the State of Maryland. We understand that the Fund is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended October 31, 1995.

      We have, as counsel, participated in various business and other matters relating to the Fund. We have examined copies, either certified or otherwise proved to be genuine, of its Articles of Incorporation and By-Laws, as now in effect, and certain other certificates of officers of the Fund relating to its organization and operation, and we generally are familiar with its business affairs. You have advised us that, during its fiscal year ended October 31, 1995, the Fund sold 9,443,364 shares of common stock ("Shares") at an aggregate sales price of $63,699,017 and redeemed Shares at an aggregate redemption price of $22,451,515. Based on the foregoing, it is our opinion that:

      1. The Fund is authorized to issue 400,000,000 Shares, par value $.001, including those Shares now issued and outstanding. Such Shares which were issued and subsequently were redeemed by the Fund may be resold.

      2. The 9,443,364 Shares sold during the Fund's fiscal year ended October 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and nonassessable.

      We hereby consent to this opinion accompanying the Rule
24f-2 Notice which you are about to file with the Securities and Exchange Commission. We also consent to the reference to our firm in the prospectus filed as part of the Fund's registration statement.

                                   Very truly yours,

                                   KIRKPATRICK & LOCKHART LLP

                                   By /s/Robert J. Zutz
                                         Robert J. Zutz